Bank Loans (Tables)	6 Months Ended
Jun. 30, 2026
Bank Loans [Abstract]
Schedule of Bank Loans from Commercial Banks

The following table presents bank loans from commercial banks as of June 30, 2026 and December 31,2025:

	As of June 30, 2026	As of December 31, 2025
Bank of China Fuzhou Jin’an Branch	$11,746	$11,382
China Merchant Bank Fuzhou Branch	26,428	22,337
Xiamen International Bank Co., Ltd. Fuzhou Branch	6,607	8,536
Haixia Bank of Fujian Fuzhou Jin’an Branch	1,175	1,138
Industrial Bank Fuzhou Branch	15,527	13,637
Postal Savings Bank Fuzhou Branch	3,670	2,134
China Industrial and Commercial Bank Fuzhou Branch	-	4,268
Bank of China Ningde Branch	17,931	17,821
Total	83,084	81,253
Less: Short-term bank loans	(42,395)	(44,652)
Less: Long-term bank loans, current	(3,752)	(2,769)
Long-term bank loans	$36,937	$33,832

Schedule of Movement of Bank Loans

The movement of bank loans is as follows:

	For the Six Months Ended June 30,
	2026	2025
Beginning balance	$81,253	$55,791
Additions	27,636	36,331
Repayments	(28,395)	(27,190)
Foreign currency translation adjustment	2,590	265
Total	$83,084	$65,197

Schedule of the Repayment Schedule for the Bank Loans	The repayment schedule for the bank loans is as follows:
Twelve months ending June 30,	Repayment
2027	$46,147
2028	4,442
2029	20,311
2030	2,414
2031	2,644
Thereafter	7,126
Total	$83,084